UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of January 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)
Australia (6.7%)
	Computershare Ltd.	2,066,011	21,154
	Sonic Healthcare Ltd.	1,313,686	16,403
	Amcor Ltd.	3,094,312	16,133
*,^ Iluka Resources Ltd.		4,665,293	13,532
^	Ansell Ltd.	1,382,653	12,543
	Boral Ltd.	2,540,586	11,848
^	Crane Group Ltd.	1,385,086	10,763
^	Fairfax Media Ltd.	7,078,222	10,750
	Mirvac Group	8,345,080	10,625
*	James Hardie Industries NV	961,720	6,284
*,^ Transpacific Industries Group Ltd.		4,210,630	4,608
*,^ Elders Ltd.		3,449,733	4,353
			138,996
Austria (2.7%)
	Andritz AG	385,000	21,503
	Mayr Melnhof Karton AG	120,000	11,301
	Kapsch TrafficCom AG	252,000	8,989
	Schoeller-Bleckmann Oilfield Equipment AG	146,000	7,638
	Rosenbauer International AG	160,000	6,803
			56,234
Belgium (1.1%)
	Bekaert SA	70,000	10,188
	Telenet Group Holding NV	230,000	6,617
	EVS Broadcast Equipment SA	100,000	6,439
			23,244
Brazil (2.5%)
	Redecard SA	1,127,202	15,757
	Localiza Rent a Car SA	1,116,938	11,697
	Tam SA ADR	619,525	11,300
*	Anhanguera Educacional Participacoes SA	475,355	6,557
	PDG Realty SA Empreendimentos e Participacoes	469,517	3,739
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	40,086	2,674
			51,724
Canada (2.3%)
	Niko Resources Ltd.	354,368	32,724
*	Sino-Forest Corp.	900,704	15,643
			48,367
China (2.8%)
	Lee & Man Paper Manufacturing Ltd.	18,152,000	10,379
*	Concord Medical Services Holdings Ltd. ADR	795,315	7,882
*	China Taiping Insurance Holdings Co. Ltd.	2,122,400	6,673
	Guangzhou Pharmaceutical Co. Ltd.	8,510,000	6,454
	Franshion Properties China Ltd.	19,634,000	6,439
	China Dongxiang Group Co.	8,631,000	5,565
	China Agri-Industries Holdings Ltd.	3,951,000	5,373
*	Sohu.com Inc.	69,738	3,511
*	Shanda Games Ltd. ADR	221,700	1,884

^	Inspur International Ltd.	8,785,000	1,248
	China Gas Holdings Ltd.	1,966,000	1,042
	Denway Motors Ltd.	1,750,000	997
			57,447
Denmark (1.3%)
	TrygVesta AS	200,000	12,188
*	Topdanmark A/S	80,000	9,717
	Solar A/S Class B	89,258	5,779
			27,684
Finland (0.2%)
	Elisa Oyj	160,000	3,489

France (5.9%)
^	Bourbon SA	480,000	18,637
*,^ Alten Ltd.		550,000	15,733
	IPSOS	430,000	13,503
	Saft Groupe SA	314,600	13,491
	Ipsen SA	210,000	11,292
	Sword Group	250,000	9,860
*,^ Meetic		330,000	9,216
	Rubis	100,000	8,296
	Virbac SA	61,000	5,998
*	Store Electronic	390,000	5,775
*,^ SeLoger.com		150,000	5,228
	Groupe Eurotunnel SA	506,406	4,882
			121,911
Germany (7.1%)
	Rheinmetall AG	400,000	25,486
	Bilfinger Berger AG	350,000	25,328
	MTU Aero Engines Holding AG	390,000	20,176
	GFK SE	400,000	14,829
	Grenkeleasing AG	280,000	12,246
*	Demag Cranes AG	380,000	11,870
*,^ KUKA AG		440,000	7,020
	Wirecard AG	460,000	5,911
	Tipp24 SE	129,430	4,930
	Hawesko Holding AG	154,339	4,536
*	Morphosys AG	190,000	4,438
^	Bauer AG	60,994	2,752
*,^ Air Berlin PLC		450,000	2,606
*	XING AG	50,000	1,968
	Medion AG	156,557	1,603
*	Bijou Brigitte AG	1,159	214
			145,913
Greece (0.3%)
	Aegean Airlines SA	518,000	2,508
	Eurobank Properties Real Estate Investment Co.	225,927	2,281
	JUMBO SA	200,000	2,100
			6,889
Hong Kong (1.4%)
	Techtronic Industries Co.	11,523,500	9,476
*	Beijing Enterprises Water Group Ltd.	20,250,000	6,576
*	Dah Sing Banking Group Ltd.	4,030,000	5,393
	Citic 1616 Holdings Ltd.	17,983,000	4,880
	Great Eagle Holdings Ltd.	1,175,000	2,861
			29,186

India (1.0%)
* Cairn India Ltd.	2,600,742	14,924
Shriram Transport Finance Co. Ltd.	451,549	4,789
		19,713
Indonesia (0.7%)
Bank Rakyat Indonesia	9,487,000	7,692
Bank Central Asia Tbk PT	11,011,000	5,843
		13,535
Ireland (0.9%)
DCC PLC	700,000	18,937

Italy (3.3%)
Azimut Holding SPA	1,900,000	23,353
* CIR-Compagnie Industriali Riunite SPA	6,750,000	15,721
DiaSorin SPA	277,111	9,861
* Natuzzi SPA ADR	1,708,450	6,492
Zignago Vetro SPA	1,182,877	6,395
Buzzi Unicem SPA	650,000	5,825
		67,647
Japan (18.1%)
Musashi Seimitsu Industry Co. Ltd.	744,500	16,411
Nifco Inc.	691,500	15,046
^ Nichi-iko Pharmaceutical Co. Ltd.	429,800	13,141
Nabtesco Corp.	1,115,000	13,130
Obic Co. Ltd.	68,580	12,861
Nippon Thompson Co. Ltd.	2,202,000	12,489
Chugoku Marine Paints Ltd.	1,726,000	11,523
Modec Inc.	585,200	11,272
Arcs Co. Ltd.	820,900	11,150
Tokai Tokyo Financial Holdings	2,941,000	11,074
Seven Bank Ltd.	5,110	10,657
Nitta Corp.	712,200	10,435
* Shinko Plantech Co. Ltd.	943,700	10,099
Miura Co. Ltd.	391,100	10,048
Nihon Parkerizing Co. Ltd.	793,000	10,039
Tsuruha Holdings Inc.	266,800	9,958
JSP Corp.	777,400	9,810
Trusco Nakayama Corp.	684,400	9,558
Exedy Corp.	429,400	9,469
^ Union Tool Co.	316,700	8,872
Glory Ltd.	400,300	8,796
HIS Co. Ltd.	448,400	8,663
Kuroda Electric Co. Ltd.	611,500	8,657
Moshi Moshi Hotline Inc.	469,900	8,355
Lintec Corp.	404,800	7,746
Aica Kogyo Co. Ltd.	744,200	7,703
Takasago International Corp.	1,556,000	7,525
Shinmaywa Industries Ltd.	2,411,000	7,480
Tsumura & Co.	233,400	7,385
Dowa Holdings Co. Ltd.	1,309,550	7,291
Daido Steel Co. Ltd.	1,819,000	6,632
Sumida Corp.	797,400	6,348
NEC Networks & System Integration Corp.	558,100	5,997
Nidec Copal Corp.	374,700	5,498
Tsutsumi Jewelry Co. Ltd.	271,000	5,137
Nishimatsuya Chain Co. Ltd.	527,800	4,551
Tokyo Tomin Bank Ltd.	335,600	4,519

Hisaka Works Ltd.	459,000	4,371
Koito Manufacturing Co. Ltd.	250,000	4,357
^ Icom Inc.	160,900	3,830
Nafco Co. Ltd.	215,300	3,582
Daihatsu Diesel Manufacturing Co. Ltd.	780,000	2,804
Fujikura Kasei Co. Ltd.	527,900	2,612
Sumitomo Osaka Cement Co. Ltd.	1,604,000	2,330
Accordia Golf Co. Ltd.	1,626	1,645
* Yushin Precision Equipment Co. Ltd.	96,500	1,466
DC Co. Ltd.	446,500	1,019
* Works Applications Co Ltd	564	349
		373,690
Mexico (0.7%)
* Desarrolladora Homex SAB de CV ADR	456,056	13,978

Netherlands (5.0%)
Fugro NV	351,000	20,816
Ten Cate NV	732,000	19,283
* Delta Lloyd NV	740,000	17,914
SBM Offshore NV	786,000	15,340
Imtech NV	500,000	13,508
Smit Internationale NV	82,107	7,033
*,^ Smartrac NV	250,000	5,897
Exact Holding NV	100,000	2,626
		102,417
New Zealand (0.9%)
Fletcher Building Ltd.	2,791,786	15,511
Fisher & Paykel Healthcare Corp. Ltd.	1,445,403	3,428
		18,939
Norway (0.7%)
* Dockwise Ltd.	271,000	8,118
*,^ Pronova BioPharma AS	2,300,000	6,767
		14,885
Philippines (0.8%)
Semirara Mining Corp. Class A	10,814,500	11,411
Aboitiz Equity Ventures Inc.	20,949,000	4,462
		15,873
Singapore (0.8%)
Singapore Airport Terminal Services Ltd.	4,124,000	7,240
^ Olam International Ltd.	4,177,000	7,046
SembCorp Industries Ltd.	863,000	2,151
		16,437
South Korea (1.4%)
* Industrial Bank of Korea	681,630	7,676
Samsung SDI Co. Ltd.	65,669	7,660
Doosan Infracore Co. Ltd.	458,760	6,844
GS Engineering & Construction Corp.	82,809	6,310
		28,490
Spain (2.4%)
Red Electrica Corp. SA	390,000	19,552
Enagas	630,000	13,059
* Codere SA	653,968	6,317
Bolsas y Mercados Espanoles SA	190,000	5,399
Laboratorios Farmaceuticos Rovi SA	330,000	3,360

*	Baron de Ley	28,461	1,341
			49,028
Sweden (1.2%)
	Swedish Match AB	1,200,000	25,128

Switzerland (9.8%)
	Acino Holding AG	130,000	20,900
	Helvetia Holding AG	63,000	19,627
	Sika AG	11,000	16,860
	Banque Cantonale Vaudoise	41,000	16,567
	Bank Sarasin & Cie AG Class B	470,000	16,049
	GAM Holding Ltd.	1,400,000	16,027
*	Gategroup Holding AG	371,886	12,783
*,^ Dufry Group		190,000	12,337
	BKW FMB Energie AG	145,000	11,028
	Kuoni Reisen Holding AG	26,200	9,748
	Mobilezone Holding AG	1,250,000	9,315
	Partners Group Holding AG	70,000	8,686
	Lonza Group AG	115,000	8,178
	Bucher Industries AG	55,000	6,456
	Gurit Holding AG	12,000	6,265
	Implenia AG	200,474	5,277
	Valora Holding AG	20,000	4,584
	Cie Financiere Tradition SA	17,790	2,033
*	Newave Energy Holding SA	10,000	393
			203,113
Taiwan (0.5%)
	Hung Poo Real Estate Development Corp.	2,807,000	3,994
*	Far Eastern International Bank	11,822,000	3,765
*	Tatung Co. Ltd.	15,131,000	3,289
			11,048
United Kingdom (13.0%)
	Carillion PLC	3,700,000	17,586
*	Gulfsands Petroleum PLC	3,200,000	13,859
	Babcock International Group PLC	1,375,000	12,278
*	Premier Oil PLC	724,984	11,959
*	CSR PLC	1,600,000	11,425
	Meggitt PLC	2,600,000	10,709
	Ultra Electronics Holdings PLC	500,000	10,114
*	JD Wetherspoon PLC	1,300,000	9,431
	Atkins WS PLC	960,000	9,091
	Dechra Pharmaceuticals PLC	1,186,700	9,071
	Homeserve PLC	317,388	8,220
	William Hill PLC	2,450,082	7,771
*	SIG PLC	3,958,663	7,201
*	Sports Direct International PLC	4,317,418	6,587
	Investec PLC	950,000	6,417
	Wellstream Holdings PLC	800,000	6,330
	Informa PLC	1,200,000	6,288
	Millennium & Copthorne Hotels PLC	1,000,000	6,064
	Booker Group PLC	8,000,000	5,848
	Go-Ahead Group PLC	253,964	5,461
	Paragon Group of Cos. PLC	2,460,059	5,415
	QinetiQ Group PLC	2,500,000	5,330
	National Express Group PLC	1,609,166	5,305
*	Inchcape PLC	12,000,000	5,094
*	Leo Capital PLC	6,150,108	5,052

*	Findel PLC		9,144,945	4,845
	Eco Animal Health Group PLC		1,618,166	3,852
	John Wood Group PLC		700,000	3,780
*	Punch Taverns PLC		2,700,000	3,597
	PV Crystalox Solar PLC		4,000,000	3,549
	RM PLC		1,200,000	3,384
*	Helphire PLC		3,851,852	3,324
	Telecom Plus PLC		626,500	2,995
	Grainger PLC		1,418,461	2,935
	HMV Group PLC		2,259,794	2,743
	Devro PLC		1,211,264	2,675
	Hunting PLC		300,000	2,589
	JKX Oil & Gas PLC		606,250	2,567
	Nestor Healthcare Group PLC		3,520,445	2,470
	Future PLC		7,510,000	2,314
	Forth Ports PLC		127,658	2,268
*	Chrysalis Group PLC		1,400,000	2,256
	Speedy Hire PLC		3,500,000	1,616
	BSS Group PLC		400,000	1,611
	Provident Financial PLC		100,000	1,491
*	AEA Technology PLC		3,854,276	1,473
*	Alexon Group PLC		2,259,341	1,273
	Record PLC		629,023	689
*	Pinnacle Staffing Group PLC		723,983	52
*	I-Mate PLC		2,100,000	4
				268,258
Total Common Stocks (Cost $1,818,839)				1,972,200
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (7.7%)
Money Market Fund (7.7%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$159,916)	0.175%	159,916,240	159,916

Total Investments (103.2%) (Cost $1,978,755)				2,132,116
Other Assets and Liabilities-Net (-3.2%)[2]				(65,849)
Net Assets (100%)				2,066,267

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $37,897,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $40,506,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific

International Explorer Fund

events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	133,838	1,838,358	4
Temporary Cash Investments	159,916	—	—
Total	293,754	1,838,358	4

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	4
Change in Unrealized Appreciation (Depreciation)	—
Balance as of January 31, 2010	4

D. At January 31, 2010, the cost of investment securities for tax purposes was $1,982,881,000. Net unrealized appreciation of investment securities for tax purposes was $149,235,000, consisting of unrealized gains of $332,244,000 on securities that had risen in value since their purchase and $183,009,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)[1]
Consumer Discretionary (19.2%)
DeVry Inc.	458,095	27,971
* WMS Industries Inc.	667,950	24,768
* Dick's Sporting Goods Inc.	1,103,825	24,693
* O'Reilly Automotive Inc.	627,650	23,725
Jarden Corp.	605,272	18,449
* Kohl's Corp.	273,690	13,786
Tiffany & Co.	338,674	13,753
* Bed Bath & Beyond Inc.	338,200	13,088
Guess? Inc.	303,185	12,039
* CarMax Inc.	555,700	11,464
Gentex Corp.	592,800	11,364
* Urban Outfitters Inc.	318,850	10,066
* Warnaco Group Inc.	254,315	9,847
* Chipotle Mexican Grill Inc. Class A	101,100	9,752
* Bally Technologies Inc.	224,800	8,918
* Education Management Corp.	399,300	7,587
Coach Inc.	179,050	6,245
		247,515
Consumer Staples (3.6%)
* Green Mountain Coffee Roasters Inc.	355,715	30,172
Church & Dwight Co. Inc.	164,700	9,930
McCormick & Co. Inc.	188,900	6,857
		46,959
Energy (5.5%)
* Whiting Petroleum Corp.	246,950	16,437
EXCO Resources Inc.	788,854	13,836
* Newfield Exploration Co.	170,100	8,325
Range Resources Corp.	137,300	6,316
* Weatherford International Ltd.	392,500	6,154
* Cameron International Corp.	162,300	6,112
* Southwestern Energy Co.	125,600	5,386
* Denbury Resources Inc.	359,900	4,877
* Petrohawk Energy Corp.	144,200	3,220
		70,663
Exchange-Traded Fund (0.4%)
2 Vanguard Mid-Cap ETF	82,700	4,781

Financials (8.7%)
Invesco Ltd.	1,484,200	28,645
XL Capital Ltd. Class A	994,300	16,674
Greenhill & Co. Inc.	209,950	16,334
Assured Guaranty Ltd.	583,200	13,215
Moody's Corp.	438,000	12,085
* Affiliated Managers Group Inc.	191,590	11,605
HCC Insurance Holdings Inc.	389,290	10,550
* TD Ameritrade Holding Corp.	88,454	1,571

* MSCI Inc. Class A	52,675	1,557
		112,236
Health Care (12.9%)
* Mettler-Toledo International Inc.	224,250	21,858
* Illumina Inc.	483,030	17,722
* IDEXX Laboratories Inc.	287,702	15,101
* Mednax Inc.	259,000	14,727
* Zimmer Holdings Inc.	251,400	14,159
* Life Technologies Corp.	257,525	12,801
* Bruker Corp.	952,220	11,684
* Express Scripts Inc.	127,870	10,723
* athenahealth Inc.	244,500	9,619
DENTSPLY International Inc.	191,600	6,424
* CareFusion Corp.	248,900	6,409
* Cerner Corp.	75,867	5,739
* United Therapeutics Corp.	85,725	5,107
* Alexion Pharmaceuticals Inc.	106,590	4,943
* Myriad Genetics Inc.	207,060	4,866
* QIAGEN NV	218,600	4,757
		166,639
Industrials (14.4%)
Robert Half International Inc.	1,075,400	28,950
Fastenal Co.	537,507	22,296
* Stericycle Inc.	288,390	15,264
* Ingersoll-Rand PLC	435,125	14,124
Roper Industries Inc.	232,490	11,643
MSC Industrial Direct Co. Class A	264,600	11,428
TransDigm Group Inc.	232,700	11,232
Goodrich Corp.	178,000	11,020
Gardner Denver Inc.	254,100	10,126
* McDermott International Inc.	395,075	9,332
* Iron Mountain Inc.	395,770	9,047
Manpower Inc.	173,200	8,970
JB Hunt Transport Services Inc.	290,040	8,893
Precision Castparts Corp.	72,625	7,644
Flowserve Corp.	65,700	5,924
		185,893
Information Technology (25.4%)
* Alliance Data Systems Corp.	531,135	31,581
* Silicon Laboratories Inc.	622,935	26,313
* McAfee Inc.	448,675	16,915
* VistaPrint NV	277,050	15,518
* Marvell Technology Group Ltd.	847,975	14,780
* Equinix Inc.	152,165	14,643
* BMC Software Inc.	348,825	13,479
* Dolby Laboratories Inc. Class A	263,000	13,237
* NICE Systems Ltd. ADR	452,325	13,167
* Genpact Ltd.	922,500	12,795
* Sybase Inc.	312,375	12,704
Solera Holdings Inc.	367,400	12,165
* NetApp Inc.	400,645	11,671
Amphenol Corp. Class A	269,450	10,735
* Microsemi Corp.	683,175	10,207
* Trimble Navigation Ltd.	444,721	10,180
* Gartner Inc.	448,000	9,587
* Concur Technologies Inc.	240,757	9,546
* F5 Networks Inc.	191,938	9,487

*	Cognizant Technology Solutions Corp. Class A			216,330	9,445
*	VeriSign Inc.			411,700	9,432
*	Brocade Communications Systems Inc.			1,358,450	9,332
*	MICROS Systems Inc.			326,072	9,319
*	ON Semiconductor Corp.			1,247,550	8,995
*	Broadcom Corp. Class A			324,300	8,665
*	Palm Inc.			356,075	3,700
*	PMC - Sierra Inc.			81,202	645
					328,243
	Materials (4.4%)
	Ecolab Inc.			368,910	16,195
	Greif Inc. Class A			239,600	11,587
	Airgas Inc.			269,823	11,403
	Ashland Inc.			260,135	10,512
	Steel Dynamics Inc.			441,320	6,699
					56,396
	Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A			439,000	14,526

	Total Common Stocks (Cost $1,050,388)				1,233,851
		Coupon
	Temporary Cash Investments (4.7%)[1]
	Money Market Fund (4.3%)
3	Vanguard Market Liquidity Fund	0.175%		55,113,719	55,114

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.4%)
	[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	6,000	5,999
	Total Temporary Cash Investments (Cost $61,107)				61,113
	Total Investments (100.3%) (Cost $1,111,495)				1,294,964
	Other Assets and Liabilities-Net (-0.3%)				(3,718)
	Net Assets (100%)				1,291,246

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $5,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Mid-Cap Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	March 2010	66	23,143	(340)
E-mini NASDAQ 100 Index	March 2010	306	10,644	(610)
E-mini S&P MidCap 400 Index	March 2010	83	5,821	(371)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mid-Cap Growth Fund

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,233,851	—	—
Temporary Cash Investments	55,114	5,999	—
Futures Contracts—Assets[1]	17	—	—
Futures Contracts—Liabilities[1]	(583)	—	—
Total	1,288,399	5,999	—
1 Represents variation margin on the last day of the reporting period.

D. At January 31, 2010, the cost of investment securities for tax purposes was $1,111,495,000. Net unrealized appreciation of investment securities for tax purposes was $183,469,000, consisting of unrealized gains of $203,465,000 on securities that had risen in value since their purchase and $19,996,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (88.2%)[1]
Consumer Discretionary (14.3%)
* Royal Caribbean Cruises Ltd.	2,843,445	74,185
Newell Rubbermaid Inc.	4,500,000	61,065
International Game Technology	3,319,100	60,872
* Hanesbrands Inc.	2,316,400	53,208
Family Dollar Stores Inc.	1,476,700	45,601
Dillard's Inc. Class A	2,451,900	40,603
Advance Auto Parts Inc.	911,300	35,951
* GameStop Corp. Class A	1,566,300	30,966
Ltd Brands Inc.	1,177,700	22,400
Service Corp. International	2,486,200	19,069
		443,920
Consumer Staples (4.0%)
Sysco Corp.	1,648,400	46,139
Reynolds American Inc.	794,000	42,241
Lorillard Inc.	487,800	36,926
		125,306
Energy (5.2%)
Murphy Oil Corp.	876,400	44,767
Tesoro Corp.	2,846,000	35,575
Spectra Energy Corp.	1,575,700	33,484
El Paso Corp.	2,628,600	26,680
Overseas Shipholding Group Inc.	472,900	21,096
		161,602
Financials (24.5%)
Capital One Financial Corp.	1,955,900	72,095
PNC Financial Services Group Inc.	1,297,212	71,904
Annaly Capital Management Inc.	3,411,900	59,299
* CNA Financial Corp.	2,513,182	59,035
Willis Group Holdings PLC	2,076,800	54,474
Unum Group	2,705,700	52,951
Axis Capital Holdings Ltd.	1,746,900	50,311
New York Community Bancorp Inc.	3,337,600	50,164
Fidelity National Financial Inc. Class A	3,709,400	47,851
Fifth Third Bancorp	3,809,600	47,391
* SLM Corp.	4,012,400	42,251
Chubb Corp.	827,300	41,365
Ameriprise Financial Inc.	836,100	31,972
Validus Holdings Ltd.	1,053,373	27,914
Aspen Insurance Holdings Ltd.	721,210	19,206
XL Capital Ltd. Class A	900,100	15,095
American National Insurance Co.	140,326	14,936
		758,214
Health Care (8.7%)
* Coventry Health Care Inc.	2,711,500	62,039
Omnicare Inc.	2,378,900	59,472
Cardinal Health Inc.	1,589,100	52,552
Quest Diagnostics Inc.	870,700	48,472

	CIGNA Corp.			1,429,800	48,284
					270,819
	Industrials (15.0%)
	Stanley Works			1,395,700	71,530
	Eaton Corp.			1,058,600	64,829
	Goodrich Corp.			1,039,400	64,349
	L-3 Communications Holdings Inc.			654,700	54,563
*	Air France-KLM ADR			2,967,013	48,066
	ITT Corp.			919,900	44,440
	Ryder System Inc.			1,050,700	38,245
	SPX Corp.			540,400	29,419
	Avery Dennison Corp.			756,100	24,581
	Southwest Airlines Co.			2,088,471	23,662
					463,684
	Information Technology (4.8%)
*	Computer Sciences Corp.			1,237,800	63,499
*	Micron Technology Inc.			4,320,916	37,678
*	Flextronics International Ltd.			2,978,613	18,885
*	Semiconductor Manufacturing International Corp. ADR			4,626,200	17,163
*	Ingram Micro Inc.			619,100	10,463
					147,688
	Materials (2.7%)
	Yamana Gold Inc.			6,091,300	61,339
*	Domtar Corp.			449,632	21,839
					83,178
	Utilities (9.0%)
	Pinnacle West Capital Corp.			2,133,059	76,406
	MDU Resources Group Inc.			2,803,600	61,735
	Xcel Energy Inc.			2,853,900	59,304
	CenterPoint Energy Inc.			3,633,600	50,689
	NV Energy Inc.			1,360,700	15,675
*	RRI Energy Inc.			2,846,200	14,089
					277,898
	Total Common Stocks (Cost $2,617,320)				2,732,309
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (10.8%)[1]
	Money Market Fund (10.5%)
2	Vanguard Market Liquidity Fund	0.175%		324,828,976	324,829

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.3%)
	[3,4] Fannie Mae Discount Notes	0.180%	3/10/10	1,000	1,000
	[3,4] Freddie Mac Discount Notes	0.200%	3/31/10	1,500	1,500
	[3,4] Freddie Mac Discount Notes	0.230%	6/21/10	9,000	8,995
					11,495
	Total Temporary Cash Investments (Cost $336,320)				336,324
	Total Investments (99.0%) (Cost $2,953,640)				3,068,633
	Other Assets and Liabilities-Net (1.0%)				29,916
	Net Assets (100%)				3,098,549

*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 92.1% and 6.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $11,495,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Selected Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	312	83,491	(2,389)
E-mini S&P 500 Index	March 2010	710	37,999	(2,289)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Selected Value Fund

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,732,309	—	—
Temporary Cash Investments	324,829	11,495	—
Futures Contracts—Liabilities[1]	(999)	—	—
Total	3,056,139	11,495	—
1 Represents variation margin on the last day of the reporting period.

D. At January 31, 2010, the cost of investment securities for tax purposes was $2,953,640,000. Net unrealized appreciation of investment securities for tax purposes was $114,993,000, consisting of unrealized gains of $450,881,000 on securities that had risen in value since their purchase and $335,888,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.8%)
McDonald's Corp.	128,075	7,996
Home Depot Inc.	200,403	5,613
Comcast Corp. Class A	244,260	3,867
Time Warner Inc.	138,527	3,803
Lowe's Cos. Inc.	173,523	3,757
Johnson Controls Inc.	79,482	2,212
Yum! Brands Inc.	55,567	1,901
Comcast Corp.	93,028	1,408
McGraw-Hill Cos. Inc.	37,674	1,336
CBS Corp. Class B	74,122	958
VF Corp.	13,221	952
Nordstrom Inc.	25,732	889
Sherwin-Williams Co.	13,475	854
H&R Block Inc.	39,661	854
Mattel Inc.	42,994	848
Cablevision Systems Corp. Class A	29,384	753
Fortune Brands Inc.	17,828	741
Ltd Brands Inc.	38,334	729
Genuine Parts Co.	18,981	715
JC Penney Co. Inc.	28,079	697
Whirlpool Corp.	8,759	659
Harley-Davidson Inc.	27,750	631
Darden Restaurants Inc.	16,517	611
Tiffany & Co.	14,672	596
^ Garmin Ltd.	17,796	575
Family Dollar Stores Inc.	16,451	508
Hasbro Inc.	16,509	504
Gannett Co. Inc.	28,011	452
Newell Rubbermaid Inc.	32,802	445
DR Horton Inc.	37,208	439
American Eagle Outfitters Inc.	24,573	390
Leggett & Platt Inc.	18,109	331
Abercrombie & Fitch Co.	10,454	330
Tupperware Brands Corp.	7,515	319
Gentex Corp.	16,439	315
Williams-Sonoma Inc.	12,702	241
Service Corp. International	30,044	230
Regal Entertainment Group Class A	15,467	228
Choice Hotels International Inc.	7,133	226
Foot Locker Inc.	18,591	210
Brinker International Inc.	12,123	198
Polaris Industries Inc.	3,914	173
Wolverine World Wide Inc.	5,984	158
MDC Holdings Inc.	4,120	138
Hillenbrand Inc.	7,305	134
Weight Watchers International Inc.	4,497	130
Interactive Data Corp.	4,417	126
Washington Post Co. Class B	288	125
Cooper Tire & Rubber Co.	7,071	120

Pool Corp.	5,727	105
Bob Evans Farms Inc.	3,623	101
Meredith Corp.	3,164	98
Cracker Barrel Old Country Store Inc.	2,647	98
Barnes & Noble Inc.	5,037	88
Buckle Inc.	2,698	82
Arbitron Inc.	3,101	79
American Greetings Corp. Class A	4,197	78
National CineMedia Inc.	4,908	74
NutriSystem Inc.	3,591	73
Cato Corp. Class A	3,233	66
Columbia Sportswear Co.	1,586	66
Brown Shoe Co. Inc.	4,990	61
Harte-Hanks Inc.	5,512	58
Stage Stores Inc.	4,422	57
Cinemark Holdings Inc.	3,782	54
CKE Restaurants Inc.	6,360	53
Stewart Enterprises Inc. Class A	10,439	53
PEP Boys-Manny Moe & Jack	6,064	51
Ethan Allen Interiors Inc.	3,340	48
Superior Industries International Inc.	3,088	45
Ameristar Casinos Inc.	2,683	40
Oxford Industries Inc.	1,924	34
Speedway Motorsports Inc.	1,983	33
Christopher & Banks Corp.	4,177	28
Marcus Corp.	2,423	27
Bebe Stores Inc.	4,035	25
Ambassadors Group Inc.	2,184	25
Skyline Corp.	977	18
CSS Industries Inc.	846	15
		52,158
Consumer Staples (17.9%)
Procter & Gamble Co.	347,824	21,409
Wal-Mart Stores Inc.	343,290	18,342
Coca-Cola Co.	274,773	14,906
PepsiCo Inc.	185,793	11,077
Philip Morris International Inc.	226,044	10,287
Altria Group Inc.	244,483	4,855
Kraft Foods Inc.	174,721	4,833
Colgate-Palmolive Co.	59,301	4,746
Kimberly-Clark Corp.	49,319	2,929
General Mills Inc.	38,888	2,773
Archer-Daniels-Midland Co.	76,385	2,289
Sysco Corp.	70,005	1,959
Kellogg Co.	33,728	1,836
HJ Heinz Co.	37,376	1,631
Avon Products Inc.	50,598	1,525
Lorillard Inc.	19,082	1,445
Reynolds American Inc.	25,989	1,383
ConAgra Foods Inc.	52,471	1,193
Campbell Soup Co.	30,693	1,016
Sara Lee Corp.	82,464	1,001
Clorox Co.	16,569	980
JM Smucker Co.	14,010	842
Molson Coors Brewing Co. Class B	18,737	787
Hershey Co.	19,968	727
Pepsi Bottling Group Inc.	19,458	724

Brown-Forman Corp. Class B	10,882	559
McCormick & Co. Inc.	13,924	505
Hormel Foods Corp.	11,989	464
SUPERVALU Inc.	25,203	371
PepsiAmericas Inc.	11,108	323
Herbalife Ltd.	7,320	284
Flowers Foods Inc.	11,091	269
Del Monte Foods Co.	23,597	269
Corn Products International Inc.	8,831	251
Lancaster Colony Corp.	2,455	134
Universal Corp.	2,886	131
Nu Skin Enterprises Inc. Class A	5,545	129
Ruddick Corp.	4,259	121
Lance Inc.	3,735	83
Pricesmart Inc.	3,455	69
Cal-Maine Foods Inc.	1,863	61
WD-40 Co.	1,924	59
Vector Group Ltd.	4,142	58
Nash Finch Co.	1,487	51
Weis Markets Inc.	1,252	44
Alico Inc.	651	17
Farmer Bros Co.	938	16
		119,763
Energy (10.8%)
Exxon Mobil Corp.	563,397	36,300
Chevron Corp.	237,911	17,158
ConocoPhillips	176,927	8,493
Marathon Oil Corp.	83,661	2,494
Spectra Energy Corp.	76,266	1,621
Williams Cos. Inc.	69,176	1,442
Valero Energy Corp.	66,784	1,230
Smith International Inc.	29,382	891
Arch Coal Inc.	19,242	405
Linn Energy LLC	15,414	401
Sunoco Inc.	13,976	351
Southern Union Co.	14,758	325
Tidewater Inc.	6,157	288
Tesoro Corp.	16,823	210
Teekay Corp.	6,541	163
Nordic American Tanker Shipping	5,072	150
Copano Energy LLC	6,321	144
Overseas Shipholding Group Inc.	3,144	140
Holly Corp.	4,398	115
Ship Finance International Ltd.	6,876	99
RPC Inc.	4,618	57
Tsakos Energy Navigation Ltd.	3,239	52
General Maritime Corp.	6,684	52
Knightsbridge Tankers Ltd.	1,987	29
Delek US Holdings Inc.	1,864	13
Alon USA Energy Inc.	1,641	12
		72,635
Financials (10.4%)
JPMorgan Chase & Co.	462,982	18,029
American Express Co.	140,932	5,307
MetLife Inc.	97,195	3,433
Travelers Cos. Inc.	64,887	3,288
Aflac Inc.	55,372	2,682

BB&T Corp.	81,489	2,271
Chubb Corp.	40,573	2,029
Allstate Corp.	63,539	1,902
T Rowe Price Group Inc.	30,356	1,506
Northern Trust Corp.	28,643	1,447
Marsh & McLennan Cos. Inc.	61,921	1,335
Ameriprise Financial Inc.	30,271	1,158
M&T Bank Corp.	13,979	1,031
Invesco Ltd.	50,954	983
Principal Financial Group Inc.	37,763	870
Hudson City Bancorp Inc.	61,845	821
Unum Group	39,373	771
New York Community Bancorp Inc.	50,353	757
NYSE Euronext	30,934	724
PartnerRe Ltd.	9,493	708
XL Capital Ltd. Class A	40,767	684
People's United Financial Inc.	41,166	666
Everest Re Group Ltd.	7,148	613
Willis Group Holdings PLC	19,869	521
Cincinnati Financial Corp.	19,326	510
Axis Capital Holdings Ltd.	16,767	483
Assurant Inc.	13,996	440
Validus Holdings Ltd.	15,625	414
RenaissanceRe Holdings Ltd.	7,406	401
Eaton Vance Corp.	13,819	398
Commerce Bancshares Inc.	9,856	390
Raymond James Financial Inc.	14,564	369
Cullen/Frost Bankers Inc.	7,127	366
HCC Insurance Holdings Inc.	13,341	362
Fidelity National Financial Inc. Class A	27,635	356
First American Corp.	11,957	354
Waddell & Reed Financial Inc.	10,236	321
Federated Investors Inc. Class B	12,227	310
First Niagara Financial Group Inc.	22,389	307
Old Republic International Corp.	28,699	304
Arthur J Gallagher & Co.	12,172	274
Aspen Insurance Holdings Ltd.	9,886	263
Allied World Assurance Co. Holdings Ltd.	5,857	262
Bank of Hawaii Corp.	5,725	260
Hanover Insurance Group Inc.	5,983	254
StanCorp Financial Group Inc.	5,881	253
Associated Banc-Corp	19,808	252
Endurance Specialty Holdings Ltd.	6,798	245
Valley National Bancorp	17,618	242
BancorpSouth Inc.	9,907	227
TCF Financial Corp.	15,326	224
FirstMerit Corp.	10,286	211
Greenhill & Co. Inc.	2,535	197
Fulton Financial Corp.	21,019	194
Westamerica Bancorporation	3,472	193
TFS Financial Corp.	14,967	192
Hancock Holding Co.	4,534	186
Erie Indemnity Co. Class A	4,625	180
Protective Life Corp.	10,281	173
American Financial Group Inc.	6,943	172
Trustmark Corp.	7,541	172
Montpelier Re Holdings Ltd.	10,095	171
Synovus Financial Corp.	56,190	155

Astoria Financial Corp.	11,712	155
Northwest Bancshares Inc.	12,853	151
Max Capital Group Ltd.	6,631	149
NewAlliance Bancshares Inc.	12,525	146
UMB Financial Corp.	3,573	141
First Financial Bankshares Inc.	2,503	133
RLI Corp.	2,528	130
United Bankshares Inc.	5,220	130
Iberiabank Corp.	2,402	128
International Bancshares Corp.	6,025	126
Umpqua Holdings Corp.	10,152	125
Old National Bancorp	10,198	123
Mercury General Corp.	3,181	122
Unitrin Inc.	5,510	120
CVB Financial Corp.	12,395	119
Delphi Financial Group Inc.	5,578	113
BOK Financial Corp.	2,358	112
Glacier Bancorp Inc.	7,471	107
Harleysville Group Inc.	3,231	104
American National Insurance Co.	939	100
Selective Insurance Group	6,159	95
Park National Corp.	1,730	95
FNB Corp.	13,322	94
WP Carey & Co. LLC	3,429	93
Zenith National Insurance Corp.	3,265	91
Capitol Federal Financial	2,603	85
NBT Bancorp Inc.	4,003	83
Financial Federal Corp.	3,055	83
Provident Financial Services Inc.	7,046	80
Community Bank System Inc.	3,813	80
First Financial Bancorp	4,510	74
Brookline Bancorp Inc.	6,828	68
Safety Insurance Group Inc.	1,762	62
Chemical Financial Corp.	2,805	59
City Holding Co.	1,861	58
First Commonwealth Financial Corp.	9,895	58
Independent Bank Corp.	2,434	57
S&T Bancorp Inc.	3,202	56
Maiden Holdings Ltd.	8,224	56
Horace Mann Educators Corp.	4,566	55
Trustco Bank Corp.	8,919	54
Simmons First National Corp. Class A	1,955	52
Dime Community Bancshares	3,996	48
WesBanco Inc.	3,085	45
Community Trust Bancorp Inc.	1,760	45
Flushing Financial Corp.	3,618	44
SWS Group Inc.	3,663	44
Bank of the Ozarks Inc.	1,459	43
Amtrust Financial Services Inc.	3,467	41
United Fire & Casualty Co.	2,336	39
Provident New York Bancorp	4,637	38
Republic Bancorp Inc. Class A	2,140	36
Renasant Corp.	2,453	35
Advance America Cash Advance Centers Inc.	7,108	34
SY Bancorp Inc.	1,590	34
GFI Group Inc.	6,884	34
Arrow Financial Corp.	1,288	33
Tompkins Financial Corp.	843	33

1st Source Corp.	2,118	32
Oriental Financial Group Inc.	2,808	32
First Financial Corp.	1,156	32
Washington Trust Bancorp Inc.	1,849	32
Suffolk Bancorp	1,117	30
First Bancorp	1,938	30
Calamos Asset Management Inc. Class A	2,266	29
State Auto Financial Corp.	1,853	29
Bancfirst Corp.	711	29
Baldwin & Lyons Inc.	1,057	25
First Community Bancshares Inc.	2,063	24
Kearny Financial Corp.	2,433	24
Wilshire Bancorp Inc.	2,553	24
Presidential Life Corp.	2,570	23
Student Loan Corp.	472	21
Bank Mutual Corp.	2,723	18
Capital City Bank Group Inc.	1,490	18
National Interstate Corp.	677	12
Kansas City Life Insurance Co.	406	11
Teton Advisors Inc. Class B	11	—
		69,796
Health Care (13.2%)
Johnson & Johnson	329,280	20,698
Pfizer Inc.	956,787	17,853
Merck & Co. Inc.	361,763	13,812
Abbott Laboratories	183,129	9,695
Medtronic Inc.	131,355	5,634
Bristol-Myers Squibb Co.	203,170	4,949
Eli Lilly & Co.	136,383	4,801
Baxter International Inc.	71,850	4,138
Becton Dickinson and Co.	28,433	2,143
Alcon Inc.	10,634	1,656
Cardinal Health Inc.	42,845	1,417
Pharmaceutical Product Development Inc.	14,072	329
Teleflex Inc.	4,723	270
Owens & Minor Inc.	5,006	201
Hill-Rom Holdings Inc.	7,520	176
Quality Systems Inc.	2,512	129
PDL BioPharma Inc.	13,958	89
Meridian Bioscience Inc.	3,532	71
Landauer Inc.	1,084	64
National Healthcare Corp.	1,201	44
Computer Programs & Systems Inc.	637	24
		88,193
Industrials (15.0%)
General Electric Co.	1,250,091	20,102
United Technologies Corp.	111,266	7,508
3M Co.	84,019	6,763
Boeing Co.	86,974	5,271
United Parcel Service Inc. Class B	83,359	4,816
Caterpillar Inc.	73,702	3,850
Emerson Electric Co.	89,582	3,721
Honeywell International Inc.	90,603	3,501
Lockheed Martin Corp.	45,641	3,401
General Dynamics Corp.	45,727	3,057
Illinois Tool Works Inc.	59,207	2,581
Deere & Co.	50,123	2,504

Raytheon Co.	45,465	2,384
Northrop Grumman Corp.	37,233	2,107
Norfolk Southern Corp.	43,518	2,048
Tyco International Ltd.	56,382	1,998
CSX Corp.	46,494	1,993
Waste Management Inc.	58,043	1,860
Republic Services Inc. Class A	44,848	1,202
Eaton Corp.	19,517	1,195
L-3 Communications Holdings Inc.	13,836	1,153
Parker Hannifin Corp.	19,160	1,071
Rockwell Collins Inc.	18,731	996
Dover Corp.	22,049	946
Goodrich Corp.	14,603	904
WW Grainger Inc.	8,827	876
Cooper Industries PLC	19,811	850
Rockwell Automation Inc.	16,824	812
Fastenal Co.	17,845	740
Masco Corp.	42,605	578
Pitney Bowes Inc.	24,605	515
Stanley Works	9,518	488
Robert Half International Inc.	17,932	483
RR Donnelley & Sons Co.	24,257	481
Pall Corp.	13,843	477
Avery Dennison Corp.	13,353	434
Pentair Inc.	11,722	358
SPX Corp.	5,829	317
Harsco Corp.	9,587	285
Snap-On Inc.	6,922	283
Hubbell Inc. Class B	6,247	269
Timken Co.	11,542	259
Lennox International Inc.	6,678	255
Lincoln Electric Holdings Inc.	5,092	249
Carlisle Cos. Inc.	7,280	244
Ryder System Inc.	6,660	242
Kennametal Inc.	9,735	238
Crane Co.	7,009	214
IDEX Corp.	7,262	205
Graco Inc.	7,205	192
Brady Corp. Class A	5,882	166
Watsco Inc.	3,351	161
Alexander & Baldwin Inc.	4,987	159
GATX Corp.	5,380	141
Baldor Electric Co.	5,403	133
HNI Corp.	5,198	130
Kaydon Corp.	3,890	127
AO Smith Corp.	2,936	125
Deluxe Corp.	5,977	111
Applied Industrial Technologies Inc.	4,951	108
Healthcare Services Group Inc.	5,080	104
Briggs & Stratton Corp.	5,852	97
Corporate Executive Board Co.	3,985	92
Otter Tail Corp.	4,138	89
ABM Industries Inc.	4,489	87
Seaspan Corp.	7,877	82
Barnes Group Inc.	4,802	77
Mine Safety Appliances Co.	3,163	76
Kaman Corp.	3,002	75
Ameron International Corp.	1,074	74

Administaff Inc.	2,967	68
Aircastle Ltd.	6,953	66
Albany International Corp.	3,223	64
Raven Industries Inc.	2,112	60
McGrath Rentcorp	2,745	58
Navios Maritime Holdings Inc.	8,793	55
Franklin Electric Co. Inc.	2,011	52
Tennant Co.	2,179	52
Steelcase Inc. Class A	6,794	48
Ennis Inc.	2,994	45
Apogee Enterprises Inc.	3,252	45
NACCO Industries Inc. Class A	778	42
Federal Signal Corp.	5,667	37
AAON Inc.	1,512	31
Bowne & Co. Inc.	4,661	31
Textainer Group Holdings Ltd.	1,668	28
American Ecology Corp.	1,597	25
American Woodmark Corp.	1,233	25
Kimball International Inc. Class B	3,085	24
CDI Corp.	1,646	21
Courier Corp.	1,385	19
Horizon Lines Inc. Class A	2,639	13
		100,399
Information Technology (9.5%)
Microsoft Corp.	1,055,707	29,750
Intel Corp.	660,086	12,806
Texas Instruments Inc.	149,789	3,370
Accenture PLC Class A	74,567	3,057
Automatic Data Processing Inc.	59,502	2,427
Applied Materials Inc.	157,698	1,921
Tyco Electronics Ltd.	54,269	1,350
Paychex Inc.	43,106	1,250
Analog Devices Inc.	34,348	926
Xerox Corp.	103,490	902
Xilinx Inc.	32,868	775
Linear Technology Corp.	26,292	686
Maxim Integrated Products Inc.	36,239	633
KLA-Tencor Corp.	20,354	574
Microchip Technology Inc.	21,536	556
National Semiconductor Corp.	28,092	372
Jabil Circuit Inc.	25,389	368
Broadridge Financial Solutions Inc.	16,235	353
Diebold Inc.	7,863	209
Intersil Corp. Class A	14,694	198
Molex Inc.	8,625	174
Molex Inc. Class A	9,353	165
Blackbaud Inc.	5,168	115
Earthlink Inc.	12,521	102
MTS Systems Corp.	1,961	50
Methode Electronics Inc.	4,405	48
United Online Inc.	7,377	47
Micrel Inc.	5,467	41
Cohu Inc.	2,714	35
Electro Rent Corp.	2,093	24
Technitrol Inc.	4,772	21
Renaissance Learning Inc.	1,352	18

BGC Partners Inc. Class A	4,414	18
		63,341
Materials (3.5%)
Dow Chemical Co.	135,684	3,676
EI du Pont de Nemours & Co.	106,759	3,481
Praxair Inc.	36,634	2,759
Air Products & Chemicals Inc.	25,027	1,901
Nucor Corp.	37,259	1,520
PPG Industries Inc.	19,630	1,152
Southern Copper Corp.	30,226	805
Vulcan Materials Co.	14,735	651
Lubrizol Corp.	8,013	591
MeadWestvaco Corp.	20,227	487
Eastman Chemical Co.	8,600	486
Allegheny Technologies Inc.	11,528	471
Martin Marietta Materials Inc.	5,278	418
Steel Dynamics Inc.	25,396	386
Sealed Air Corp.	18,783	373
International Flavors & Fragrances Inc.	9,335	371
Bemis Co. Inc.	12,836	360
Sonoco Products Co.	11,896	330
Valspar Corp.	11,960	317
RPM International Inc.	15,289	286
Huntsman Corp.	21,234	259
Temple-Inland Inc.	12,691	220
Packaging Corp. of America	9,223	203
Cabot Corp.	7,849	202
Commercial Metals Co.	13,521	186
Compass Minerals International Inc.	2,910	183
Olin Corp.	9,116	150
Sensient Technologies Corp.	5,724	149
Carpenter Technology Corp.	5,191	139
Greif Inc. Class A	2,848	138
Worthington Industries Inc.	9,279	134
Arch Chemicals Inc.	2,925	82
Glatfelter	5,298	73
A Schulman Inc.	3,056	69
AMCOL International Corp.	2,666	67
Koppers Holdings Inc.	2,395	67
Kaiser Aluminum Corp.	1,777	63
Valhi Inc.	2,643	42
Innophos Holdings Inc.	1,849	36
Myers Industries Inc.	3,051	28
NL Industries Inc.	1,129	8
		23,319
Telecommunication Services (4.6%)
AT&T Inc.	705,064	17,881
Verizon Communications Inc.	338,307	9,953
CenturyTel Inc.	35,049	1,192
Qwest Communications International Inc.	204,627	862
Windstream Corp.	52,093	537
Frontier Communications Corp.	37,200	283
NTELOS Holdings Corp.	3,718	60
Shenandoah Telecommunications Co.	2,749	47
Iowa Telecommunications Services Inc.	2,853	47
Consolidated Communications Holdings Inc.	2,585	44

Alaska Communications Systems Group Inc.	5,141	42
		30,948
Utilities (7.3%)
Exelon Corp.	78,365	3,575
Southern Co.	94,549	3,026
Dominion Resources Inc.	69,994	2,622
Duke Energy Corp.	153,759	2,542
FPL Group Inc.	48,465	2,363
American Electric Power Co. Inc.	56,627	1,962
PG&E Corp.	44,042	1,860
Public Service Enterprise Group Inc.	60,431	1,849
Entergy Corp.	22,427	1,711
FirstEnergy Corp.	36,125	1,576
Sempra Energy	29,233	1,484
Consolidated Edison Inc.	33,307	1,457
PPL Corp.	44,695	1,318
Progress Energy Inc.	33,078	1,289
Edison International	38,611	1,286
Xcel Energy Inc.	54,129	1,125
DTE Energy Co.	19,454	818
Constellation Energy Group Inc.	23,815	769
Ameren Corp.	28,131	719
Wisconsin Energy Corp.	13,934	682
EQT Corp.	15,460	680
CenterPoint Energy Inc.	46,116	643
Oneok Inc.	12,480	526
Northeast Utilities	20,759	526
SCANA Corp.	14,523	517
MDU Resources Group Inc.	22,230	489
NiSource Inc.	32,450	462
National Fuel Gas Co.	9,506	446
NSTAR	12,577	432
Pepco Holdings Inc.	26,095	428
Pinnacle West Capital Corp.	11,939	428
Allegheny Energy Inc.	19,925	417
OGE Energy Corp.	11,403	413
Alliant Energy Corp.	13,095	409
CMS Energy Corp.	26,929	408
TECO Energy Inc.	25,259	393
Integrys Energy Group Inc.	9,036	378
American Water Works Co. Inc.	15,580	340
ITC Holdings Corp.	6,042	325
AGL Resources Inc.	9,137	322
NV Energy Inc.	27,866	321
UGI Corp.	12,950	317
Atmos Energy Corp.	11,017	304
DPL Inc.	10,725	288
Great Plains Energy Inc.	16,084	287
Westar Energy Inc.	12,925	276
Aqua America Inc.	16,155	268
Vectren Corp.	9,704	226
Piedmont Natural Gas Co. Inc.	8,744	224
Nicor Inc.	5,409	219
Hawaiian Electric Industries Inc.	10,967	217
Cleco Corp.	7,229	187
WGL Holdings Inc.	5,855	186
New Jersey Resources Corp.	5,035	184

IDACORP Inc.		5,728	180
Portland General Electric Co.		9,040	176
Southwest Gas Corp.		5,227	145
Northwest Natural Gas Co.		3,105	135
South Jersey Industries Inc.		3,461	133
Avista Corp.		6,366	130
Allete Inc.		4,083	128
Unisource Energy Corp.		4,150	128
Black Hills Corp.		4,534	118
PNM Resources Inc.		10,102	117
NorthWestern Corp.		4,199	103
UIL Holdings Corp.		3,503	95
MGE Energy Inc.		2,683	90
California Water Service Group		2,412	88
Laclede Group Inc.		2,585	83
Empire District Electric Co.		4,221	78
CH Energy Group Inc.		1,848	73
American States Water Co.		2,160	72
SJW Corp.		1,621	35
Central Vermont Public Service Corp.		1,359	27
			48,653
Total Common Stocks (Cost $634,999)			669,205
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $726)	0.175%	726,651	727

Total Investments (100.1%) (Cost $635,725)			669,932
Other Assets and Liabilities-Net (-0.1%)[2]			(547)
Net Assets (100%)			669,385

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $536,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $564,000 of collateral received for securities on loan.

High Dividend Yield Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	669,205	—	—
Temporary Cash Investments	727	—	—
Total	669,932	—	—

C. At January 31, 2010, the cost of investment securities for tax purposes was $635,725,000. Net unrealized appreciation of investment securities for tax purposes was $34,207,000, consisting of unrealized gains of $48,149,000 on securities that had risen in value since their purchase and $13,942,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 26, 2010
VANGUARD WHITEHALL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 26, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.